Subsequent events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events

Note 18 - Subsequent events:

In preparing the interim condensed consolidated financial statements, the Company has evaluated the events and transactions for recognition or disclosure subsequent to September 30, 2024, and through December 10, 2024 (date of approval of the interim condensed consolidated financial statements), and no significant subsequent events were identified.

Note 23 - Subsequent events

In preparing the consolidated financial statements the Company has evaluated the events and transactions for recognition or disclosure subsequent to December 31, 2023, except for the following:

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On January 28, 2024, the Company held a Board Meeting where the Board resolved the following for the fully vested options regarding the Plan:

i. The Common Options may not be exercised until the earlier of a period of 180 days after the IPO, or January 1, 2025.

ii. The Exit Options may not be exercised until the earlier of a period of 180 days after the IPO or July 8, 2026.

The decision of the Board to postpone the exercise of the share options, both Common and Exit, is not considered a change in the grant date of the options nor the vesting conditions, since there were no changes in the terms and conditions of the Plan, and such terms and conditions were already communicated to the employees.

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On January 29, 2024, the Board resolved to effect a 3-for-1 share split of the common shares of the Company that was effected immediately prior to the completion of the IPO.
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On February 8, 2024, the Company's registration statement on Form F-1 was declared effective by the SEC. In connection with the IPO, the Company listed its Class A common shares on the New York Stock Exchange.
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In connection with the IPO, on February 13, 2024, the Company issued 28,050,491 Class A common shares, at an initial public offering price of US$17.50 per share and received net proceeds of Ps.7,820,862 (US$458,976,159), and certain of its shareholders sold an additional 5,610,098 Class A common shares at an initial public offering price of US$17.50 per share. The Company did not receive any proceeds from the sale of Class A common shares by such shareholders.
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On February 15, 2024, certain shareholders sold an additional 5,049,088 Class A common shares at US$17.50 per share pursuant to the exercise of the underwriters’ over-allotment option. The Company did not receive any proceeds from the sale of Class A common shares by such shareholders.
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Between February 14 and 16, 2024, the Company repaid in full the outstanding amount of Senior, 2017 Junior and 2020 Junior Promissory Notes, and Convertible Notes, which amounted to US$288,116,421 (Ps.4,934,138) with the proceeds of the IPO.
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As of April 25, 2024, the Company had successfully reopened 43 stores that were impacted by Hurricane Otis in October 2023. The Company expects that the remainder of the affected stores will resume operations by the end of the first half of 2024. Additionally, the Company continues to engage actively with the insurance provider to recover up to Ps.63,197, which represents the maximum liability limit amount in determining potential recoveries.